3. Loans	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Loans

Major classifications of loans at December 31, 2018 and 2017 are summarized as follows:

(Dollars in thousands)
	December 31, 2018	December 31, 2017
Real estate loans:
Construction and land development	$94,178	84,987
Single-family residential	252,983	246,703
Single-family residential -
Banco de la Gente non-traditional	34,261	37,249
Commercial	270,055	248,637
Multifamily and farmland	33,163	28,937
Total real estate loans	684,640	646,513

Loans not secured by real estate:
Commercial loans	97,465	89,022
Farm loans	926	1,204
Consumer loans	9,165	9,888
All other loans	11,827	13,137

Total loans	804,023	759,764

Less allowance for loan losses	6,445	6,366

Net loans	$797,578	753,398

The above table includes deferred costs, net of deferred fees, totaling $1.6 million at December 31, 2018 and 2017.

The Bank grants loans and extensions of credit primarily within the Catawba Valley region of North Carolina, which encompasses Catawba, Alexander, Iredell and Lincoln counties and also in Mecklenburg, Wake and Durham counties of North Carolina. Although the Bank has a diversified loan portfolio, a substantial portion of the loan portfolio is collateralized by improved and unimproved real estate, the value of which is dependent upon the real estate market. Risk characteristics of the major components of the Bank’s loan portfolio are discussed below:

●	Construction and land development loans – The risk of loss is largely dependent on the initial estimate of whether the property’s value at completion equals or exceeds the cost of property construction and the availability of take-out financing. During the construction phase, a number of factors can result in delays or cost overruns. If the estimate is inaccurate or if actual construction costs exceed estimates, the value of the property securing the loan may be insufficient to ensure full repayment when completed through a permanent loan, sale of the property, or by seizure of collateral. As of December 31, 2018, construction and land development loans comprised approximately 12% of the Bank’s total loan portfolio.

●	Single-family residential loans – Declining home sales volumes, decreased real estate values and higher than normal levels of unemployment could contribute to losses on these loans. As of December 31, 2018, single-family residential loans comprised approximately 36% of the Bank’s total loan portfolio, including Banco single-family residential non-traditional loans which were approximately 4% of the Bank’s total loan portfolio.

●	Commercial real estate loans – Repayment is dependent on income being generated in amounts sufficient to cover operating expenses and debt service. These loans also involve greater risk because they are generally not fully amortizing over a loan period, but rather have a balloon payment due at maturity. A borrower’s ability to make a balloon payment typically will depend on being able to either refinance the loan or timely sell the underlying property. As of December 31, 2018, commercial real estate loans comprised approximately 34% of the Bank’s total loan portfolio.

●	Commercial loans – Repayment is generally dependent upon the successful operation of the borrower’s business. In addition, the collateral securing the loans may depreciate over time, be difficult to appraise, be illiquid, or fluctuate in value based on the success of the business. As of December 31, 2018, commercial loans comprised approximately 12% of the Bank’s total loan portfolio.

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual status when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether or not such loans are considered past due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

The following tables present an age analysis of past due loans, by loan type, as of December 31, 2018 and 2017:

December 31, 2018
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$3	—	3	94,175	94,178	—
Single-family residential	4,162	570	4,732	248,251	252,983	—
Single-family residential -
Banco de la Gente non-traditional	4,627	580	5,207	29,054	34,261	—
Commercial	228	—	228	269,827	270,055	—
Multifamily and farmland	—	—	—	33,163	33,163	—
Total real estate loans	9,020	1,150	10,170	674,470	684,640	—

Loans not secured by real estate:
Commercial loans	445	90	535	96,930	97,465	—
Farm loans	—	—	—	926	926	—
Consumer loans	99	4	103	9,062	9,165	—
All other loans	—	—	—	11,827	11,827	—
Total loans	$9,564	1,244	10,808	793,215	804,023	—

December 31, 2017
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$277	—	277	84,710	84,987	—
Single-family residential	3,241	193	3,434	243,269	246,703	—
Single-family residential -
Banco de la Gente non-traditional	4,078	465	4,543	32,706	37,249	—
Commercial	588	—	588	248,049	248,637	—
Multifamily and farmland	—	12	12	28,925	28,937	—
Total real estate loans	8,184	670	8,854	637,659	646,513	—

Loans not secured by real estate:
Commercial loans	53	100	153	88,869	89,022	—
Farm loans	—	—	—	1,204	1,204	—
Consumer loans	113	5	118	9,770	9,888	—
All other loans	—	—	—	13,137	13,137	—
Total loans	$8,350	775	9,125	750,639	759,764	—

The following table presents the Bank’s non-accrual loans as of December 31, 2018 and 2017:

(Dollars in thousands)
	December 31, 2018	December 31, 2017
Real estate loans:
Construction and land development	$1	14
Single-family residential	1,530	1,634
Single-family residential -
Banco de la Gente non-traditional	1,440	1,543
Commercial	244	396
Multifamily and farmland	—	12
Total real estate loans	3,215	3,599

Loans not secured by real estate:
Commercial loans	89	100
Consumer loans	10	12
Total	$3,314	3,711

At each reporting period, the Bank determines which loans are impaired. Accordingly, the Bank’s impaired loans are reported at their estimated fair value on a non-recurring basis. An allowance for each impaired loan that is collateral-dependent is calculated based on the fair value of its collateral. The fair value of the collateral is based on appraisals performed by REAS, a subsidiary of the Bank. REAS is staffed by certified appraisers that also perform appraisals for other companies. Factors, including the assumptions and techniques utilized by the appraiser, are considered by management. If the recorded investment in the impaired loan exceeds the measure of fair value of the collateral, a valuation allowance is recorded as a component of the allowance for loan losses. An allowance for each impaired loan that is not collateral dependent is calculated based on the present value of projected cash flows. If the recorded investment in the impaired loan exceeds the present value of projected cash flows, a valuation allowance is recorded as a component of the allowance for loan losses. Impaired loans under $250,000 are not individually evaluated for impairment with the exception of the Bank’s troubled debt restructured (“TDR”) loans in the residential mortgage loan portfolio, which are individually evaluated for impairment. Impaired loans collectively evaluated for impairment totaled $4.8 million and $4.9 million at December 31, 2018 and 2017, respectively. Accruing impaired loans were $22.8 million and $24.6 million at December 31, 2018 and December 31, 2017, respectively. Interest income recognized on accruing impaired loans was $1.3 million and $1.4 million for the years ended December 31, 2018 and 2017, respectively. No interest income is recognized on non-accrual impaired loans subsequent to their classification as non-accrual.

The following tables present the Bank’s impaired loans as of December 31, 2018, 2017 and 2016:

December 31, 2018
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$281	—	279	279	5	327	19
Single-family residential	5,059	422	4,188	4,610	32	6,271	261
Single-family residential -
Banco de la Gente non-traditional	16,424	—	15,776	15,776	1,042	14,619	944
Commercial	1,995	—	1,925	1,925	17	2,171	111
Total impaired real estate loans	23,759	422	22,168	22,590	1,096	23,388	1,335

Loans not secured by real estate:
Commercial loans	251	89	1	90	—	96	—
Consumer loans	116	—	113	113	2	137	7
Total impaired loans	$24,126	511	22,282	22,793	1,098	23,621	1,342

December 31, 2017
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$282	—	277	277	6	253	17
Single-family residential	5,226	1,135	3,686	4,821	41	5,113	265
Single-family residential -
Banco de la Gente non-traditional	17,360	—	16,805	16,805	1,149	16,867	920
Commercial	2,761	807	1,661	2,468	1	3,411	148
Multifamily and farmland	78	—	12	12	—	28	—
Total impaired real estate loans	25,707	1,942	22,441	24,383	1,197	25,672	1,350

Loans not secured by real estate:
Commercial loans	264	100	4	104	—	149	3
Consumer loans	158	—	154	154	2	194	9
Total impaired loans	$26,129	2,042	22,599	24,641	1,199	26,015	1,362

December 31, 2016
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$282	—	278	278	11	330	13
Single-family residential	5,354	703	4,323	5,026	47	7,247	164
Single-family residential -
Banco de la Gente non-traditional	18,611	—	18,074	18,074	1,182	17,673	861
Commercial	3,750	1,299	2,197	3,496	166	4,657	152
Multifamily and farmland	78	—	78	78	—	78	—
Total impaired real estate loans	28,075	2,002	24,950	26,952	1,406	29,985	1,190

Loans not secured by real estate:
Commercial loans	27	—	27	27	—	95	—
Consumer loans	211	—	202	202	3	222	8
Total impaired loans	$28,313	2,002	25,179	27,181	1,409	30,302	1,198

The fair value measurements for mortgage loans held for sale, impaired loans and other real estate on a non-recurring basis at December 31, 2018 and 2017 are presented below. The Company’s valuation methodology is discussed in Note 15.

(Dollars in thousands)
	Fair Value Measurements December 31, 2018	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$680	—	—	680
Impaired loans	$21,695	—	—	21,695
Other real estate	$27	—	—	27

(Dollars in thousands)
	Fair Value Measurements December 31, 2017	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$857	—	—	857
Impaired loans	$23,442	—	—	23,442
Other real estate	$118	—	—	118

Changes in the allowance for loan losses for the year ended December 31, 2018 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$804	1,812	1,280	1,193	72	574	—	155	476	6,366
Charge-offs	(53)	(116)	—	(453)	(5)	(54)	—	(452)	—	(1,133)
Recoveries	10	106	—	105	1	32	—	168	—	422
Provision	52	(477)	(103)	433	15	74	—	290	506	790
Ending balance	$813	1,325	1,177	1,278	83	626	—	161	982	6,445

Ending balance: individually
evaluated for impairment	$—	—	1,023	15	—	—	—	—	—	1,038
Ending balance: collectively
evaluated for impairment	813	1,325	154	1,263	83	626	—	161	982	5,407
Ending balance	$813	1,325	1,177	1,278	83	626	—	161	982	6,445

Loans:
Ending balance	$94,178	252,983	34,261	270,055	33,163	97,465	926	20,992	—	804,023

Ending balance: individually
evaluated for impairment	$96	1,779	14,310	1,673	—	89	—	—	—	17,947
Ending balance: collectively
evaluated for impairment	$94,082	251,204	19,951	268,382	33,163	97,376	926	20,992	—	786,076

Changes in the allowance for loan losses for the year ended December 31, 2017 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$1,152	2,126	1,377	1,593	52	675	—	204	371	7,550
Charge-offs	—	(249)	—	—	(66)	(194)	—	(473)	—	(982)
Recoveries	14	85	—	21	—	31	—	154	—	305
Provision	(362)	(150)	(97)	(421)	86	62	—	270	105	(507)
Ending balance	$804	1,812	1,280	1,193	72	574	—	155	476	6,366

Ending balance: individually
evaluated for impairment	$—	—	1,093	37	—	—	—	—	—	1,130
Ending balance: collectively
evaluated for impairment	804	1,812	187	1,156	72	574	—	155	476	5,236
Ending balance	$804	1,812	1,280	1,193	72	574	—	155	476	6,366

Loans:
Ending balance	$84,987	246,703	37,249	248,637	28,937	89,022	1,204	23,025	—	759,764

Ending balance: individually
evaluated for impairment	$98	1,855	15,460	2,251	—	100	—	—	—	19,764
Ending balance: collectively
evaluated for impairment	$84,889	244,848	21,789	246,386	28,937	88,922	1,204	23,025	—	740,000

Changes in the allowance for loan losses for the year ended December 31, 2016 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$2,185	2,534	1,460	1,917	—	842	—	172	479	9,589
Charge-offs	(7)	(275)	—	(318)	—	(146)	—	(492)	—	(1,238)
Recoveries	10	55	—	19	—	170	—	151	—	405
Provision	(1,036)	(188)	(83)	(25)	52	(191)	—	373	(108)	(1,206)
Ending balance	$1,152	2,126	1,377	1,593	52	675	—	204	371	7,550

Ending balance: individually
evaluated for impairment	$—	—	1,160	159	—	—	—	—	—	1,319
Ending balance: collectively
evaluated for impairment	1,152	2,126	217	1,434	52	675	—	204	371	6,231
Ending balance	$1,152	2,126	1,377	1,593	52	675	—	204	371	7,550

Loans:
Ending balance	$61,749	240,700	40,189	247,521	21,047	87,596	—	25,009	—	723,811

Ending balance: individually
evaluated for impairment	$—	935	16,718	3,648	—	—	—	—	—	21,301
Ending balance: collectively
evaluated for impairment	$61,749	239,765	23,471	243,873	21,047	87,596	—	25,009	—	702,510

The Bank utilizes an internal risk grading matrix to assign a risk grade to each of its loans. Loans are graded on a scale of 1 to 8. These risk grades are evaluated on an ongoing basis. A description of the general characteristics of the eight risk grades is as follows:

●	Risk Grade 1 – Excellent Quality: Loans are well above average quality and a minimal amount of credit risk exists. CD or cash secured loans or properly margined actively traded stock or bond secured loans would fall in this grade.

●	Risk Grade 2 – High Quality: Loans are of good quality with risk levels well within the Company’s range of acceptability. The organization or individual is established with a history of successful performance though somewhat susceptible to economic changes.

●	Risk Grade 3 – Good Quality: Loans of average quality with risk levels within the Company’s range of acceptability but higher than normal. This may be a new organization or an existing organization in a transitional phase (e.g. expansion, acquisition, market change).

●	Risk Grade 4 – Management Attention: These loans have higher risk and servicing needs but still are acceptable. Evidence of marginal performance or deteriorating trends is observed. These are not problem credits presently, but may be in the future if the borrower is unable to change its present course.

●	Risk Grade 5 – Watch: These loans are currently performing satisfactorily, but there has been some recent past due history on repayment and there are potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Company’s position at some future date.

●	Risk Grade 6 – Substandard: A Substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or the collateral pledged (if there is any). There is a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. There is a distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

●	Risk Grade 7 – Doubtful: Loans classified as Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. Doubtful is a temporary grade where a loss is expected but is presently not quantified with any degree of accuracy. Once the loss position is determined, the amount is charged off.

●	Risk Grade 8 – Loss: Loans classified as Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this worthless loan even though partial recovery may be realized in the future. Loss is a temporary grade until the appropriate authority is obtained to charge the loan off.

The following tables present the credit risk profile of each loan type based on internally assigned risk grades as of December 31, 2018 and 2017.

December 31, 2018
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single- Family Residential - Banco de la Gente Non- traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$504	5,795	—	—	—	605	—	673	—	7,577
2- High Quality	24,594	128,588	—	25,321	395	20,520	—	3,229	2,145	204,792
3- Good Quality	59,549	92,435	13,776	211,541	27,774	69,651	785	4,699	8,932	489,142
4- Management Attention	5,707	19,200	15,012	30,333	3,906	6,325	141	529	750	81,903
5- Watch	3,669	3,761	2,408	2,616	1,088	264	—	18	—	13,824
6- Substandard	155	3,204	3,065	244	—	100	—	17	—	6,785
7- Doubtful	—	—	—	—	—	—	—	—	—	—
8- Loss	—	—	—	—	—	—	—	—	—	—
Total	$94,178	252,983	34,261	270,055	33,163	97,465	926	9,165	11,827	804,023

December 31, 2017
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non- traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$152	8,590	—	—	—	446	—	791	—	9,979
2- High Quality	20,593	120,331	—	34,360	561	17,559	—	3,475	2,410	199,289
3- Good Quality	53,586	89,120	14,955	196,439	25,306	65,626	1,085	5,012	9,925	461,054
4- Management Attention	4,313	20,648	15,113	13,727	1,912	5,051	119	562	802	62,247
5- Watch	6,060	4,796	3,357	3,671	1,146	223	—	23	—	19,276
6- Substandard	283	3,218	3,824	440	12	117	—	25	—	7,919
7- Doubtful	—	—	—	—	—	—	—	—	—	—
8- Loss	—	—	—	—	—	—	—	—	—	—
Total	$84,987	246,703	37,249	248,637	28,937	89,022	1,204	9,888	13,137	759,764

TDR loans modified in 2018, past due TDR loans and non-accrual TDR loans totaled $4.7 million and $4.5 million at December 31, 2018 and December 31, 2017, respectively. The terms of these loans have been renegotiated to provide a concession to original terms, including a reduction in principal or interest as a result of the deteriorating financial position of the borrower. There were $92,000 and $21,000 in performing loans classified as TDR loans at December 31, 2018 and December 31, 2017, respectively.

The following table presents an analysis of loan modifications during the year ended December 31, 2018:

Year ended December 31, 2018
(Dollars in thousands)
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Real estate loans:
Single-family residential	2	$94	94

Total TDR loans	2	$94	94

During the year ended December 31, 2018, two loans were modified that were considered to be new TDR loans. The interest rate was modified on these TDR loans.

The following table presents an analysis of loan modifications during the year ended December 31, 2017:

Year ended December 31, 2017
(Dollars in thousands)
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Real estate loans:
Single-family residential	2	$22	22

Total TDR loans	2	$22	22

During the year ended December 31, 2017, two loans were modified that were considered to be new TDR loans. The interest rate was modified on these TDR loans.

There were no TDR loans with a payment default occurring within 12 months of the restructure date, and the payment default occurring during the years ended December 31, 2018 and 2017. TDR loans are deemed to be in default if they become past due by 90 days or more.